As filed with the Securities and Exchange	Registration No. 333-111686
Commission on November 13, 2007	Registration No. 811-08524

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 6	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.		[X]
(Check appropriate box or boxes.)

SEPARATE ACCOUNT EQ
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code: (610) 425-3400

John S. (Scott) Kreighbaum, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380
(610) 425-3404
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[X ] immediately upon filing pursuant to paragraph (b) of Rule 485
[] on , 2007 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

EXPLANATORY NOTE: Each of the Prospectus and Statement of Additional Information, dated
April 30, 2007 and as supplemented, is incorporated into Parts A and B, respectively, of this amendment by reference to Post-Effective Amendment No. 5 to this Registration Statement, as filed on
April 19, 2007 (Accession No. 0000836687-07-000128). This amendment further supplements the prospectus and does not otherwise delete, amend, or supersede any other information in this registration statement, as previously amended, including exhibits and undertaking.

SUPPLEMENT Dated November 12, 2007
To The Prospectus Dated April 30, 2007 For

PrimElite

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account EQ

This supplement updates the current prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer
Contact Center at 1-800-366-0066.

On July 12, 2007, the Board of Directors of ING Partners, Inc. approved a proposal to reorganize the ING
Fundamental Research Portfolio into the ING VP Growth and Income Portfolio. Subject to approval by the
Portfolio’s shareholders, after the close of business on November 9, 2007 the following Disappearing Portfolio will reorganize into and become part of the following Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio
ING Fundamental Research Portfolio (Class I)	ING VP Growth and Income Portfolio (Class I)

Accordingly, effective after the close of business on November 9, 2007, investments in the Disappearing Portfolio will automatically become investments in the Surviving Portfolio. As a result, effective November 12, 2007 all references to the Disappearing Portfolio in the Prospectus are hereby deleted.

Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing
Portfolio after the date of the reorganization will be automatically allocated to the Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our service center at:

Customer Service Center 909 Locust Street Des Moines, IA 50309-2899 1-800-366-0066

See also the “Transfers Among Your Investments (Excessive Trading Policy)” section of your Prospectus for further information about making fund allocation changes.

The following information is added to the “Appendix B – The Investment Portfolios” section of the prospectus:

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management Co.

146392-PrimElite	Page 1 of 2	November 2007

IMPORTANT INFORMATION REGARDING UPCOMING
FUND LIQUIDATION

On July 12, 2007, the Board of Trustees of ING Investors Trust approved a proposal to liquidate the:
· ING MarketPro Portfolio.

The proposed liquidation is subject to shareholder approval. If shareholder approval is obtained, it is expected that the liquidation will take place on or about November 10, 2007 (the “Closing Date”).

Voluntary Transfers Before the Closing Date. Anytime prior to the Closing Date you may transfer amounts that you have allocated to the subaccounts that invest in the ING MarketPro Portfolio to any of the other available investment options. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. You may give us alternative allocation instructions at any time by contacting the ING Customer Service Center at 909 Locust Street, Des Moines, IA 50309-2899,
1-800-366-0066. See also the “Transfers Among Your Investments (Excessive Trading Policy)” section of your prospectus for further information about making fund allocation changes.

Automatic Reallocation Upon Liquidation. After the Closing Date and our receipt of the proceeds from the liquidation of the ING MarketPro Portfolio, amounts that were allocated to the subaccounts that invested in this portfolio will be automatically reallocated to the subaccount that invests in the ING Liquid Assets Portfolio. There will be no charge for this automatic reallocation, and this automatic reallocation will not count as a transfer when imposing any applicable restriction or limit on transfers. Furthermore, you will not incur any tax liability because of this automatic reallocation, and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Future Allocations. After the Closing Date, the subaccounts that invested in the ING MarketPro Portfolio (Class
S), will be no longer available through your contract. Any future allocations directed to a subaccount that invested in one of this portfolio will be automatically allocated to the subaccount that invests in the ING Liquid Assets
Portfolio.

Information about the ING Liquid Assets Portfolio. Summary information about the ING Liquid Assets
Portfolio can be found in Appendix B of your prospectus. More detailed information can be found in the current prospectus for that fund. You may obtain these documents by contacting the ING Customer Service Center at 909
Locust Street, Des Moines, IA 50309-2899, 1-800-366-0066.

There will be no further disclosure regarding the ING MarketPro Portfolio in future prospectuses of the contract.

146392-PrimElite	Page 2 of 2	November 2007

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Financial Statements of ING USA Annuity and Life Insurance Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Operations for the years ended December 31, 2006, 2005, and 2004
	-	Balance Sheets as of December 31, 2006 and 2005
	-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2006, 2005, and 2004
	-	Statements of Cash Flows for the years ended December 31, 2006, 2005, and 2004
	-	Notes to Financial Statements
Financial Statements of Separate Account EQ:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2006
	-	Statements of Operations for the year ended December 31, 2006
	-	Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
	-	Notes to Financial Statements

(b)	Exhibits:
(1)		Resolution of the board of directors of the Company authorizing the establishment of the Separate
Account, incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration
Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on March 29, 1996 (File Nos. 033-79170, 811-
08524).

(2)		Not Applicable.

(3)	a.	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001
(File Nos. 333-63692, 811-05626).

	b.	Form of Dealers Agreement, incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

	c.	Organizational Agreement, incorporated herein by reference to an Initial Registration Statement on
Form N-4, for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on June 22, 2001 (File Nos. 333-63692, 811-05626).

	d.	Addendum to the Organizational Agreement, incorporated herein by reference to an Initial
Registration Statement on Form N-4, for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on June 22, 2001 (File Nos. 333-
63692, 811-05626).

	e.	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on June 22, 2001 (File

Nos. 333-63692, 811-05626).

	f.	Amendment to the Distribution Agreement between ING USA Annuity and Life Insurance
Company and Directed Services, Inc., incorporated herein by reference to Post Effective
Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange Commission on
April 13, 2004 (File Nos. 333-28755, 811-05626).

	g.	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective Amendment No.
10 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on April 12, 2007
(File Nos. 333-115515, 811-07935).

(4)	a.	Individual Flexible Purchase Payment Deferred Variable Annuity Contract, incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4, for
Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and
Exchange Commission on May 3, 1999 (File Nos. 033-79170, 811-08524).

	b.	ING USA Annuity and Life Insurance Company, Company Address and Name Change
Endorsement, incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos.
333-28679, 811-05626).

(5)		Application Form, incorporated herein by reference to Post-Effective Amendment No. 10 to a
Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate
Account A filed with the Securities and Exchange Commission on May 3, 1999 (File Nos. 033-
79170, 811-08524).

(6)	(a)	Amendment to Articles of Incorporation Providing for the Name Change of Golden American Life
Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective
Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life
Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos.
333-133076).

(6)	(b)	Amendment to Articles of Incorporation Providing for the Change in Purpose and Powers of ING
USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to
Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity
and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007
(File Nos. 333-133076).

(6)	(c)	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company, dated
(12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	d.	Resolution of the board of directors for Power of Attorney, dated 04/23/99, incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on June 22, 2001
(File Nos. 333-63692, 811-05626).

	e.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4

for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

(7)		Not Applicable.

(8)	a.	Form of Fund Participation Agreement among Equitable Life Insurance Company of Iowa and
Smith Barney/ Travelers Series Fund, Inc., incorporated herein by reference to Post-Effective
Amendment No. 3 to a Registration Statement on Form N-4, for Equitable Life Insurance Company
of Iowa Separate Account A filed with the Securities and Exchange Commission on February 9,
1996 (File Nos. 033-79170, 811-08524).

	b.	Fund Participation Agreement among Equitable Life Insurance Company of Iowa, Smith Barney
Concert Allocation Series Inc. and Travelers Investment Advisers, Inc. incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4, for
Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and
Exchange Commission on May 3, 1999 (File Nos. 033-79170, 811-08524).

	c.	Participation Agreement by and between ING Investors Trust, Golden American Life Insurance
Company and Directed Services, Inc., Participation Agreement by and between ING Investors
Trust, Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

	d.	Participation Agreement among Equitable Life Insurance Company of Iowa, ING Variable
Insurance Trust, ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc.,
incorporated herein by reference to Post-Effective Amendment No. 11 to a Registration Statement
on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the
Securities and Exchange Commission on April 25, 2000 (File Nos. 033-79170, 811-08524).

	e.	Participation Agreement by and between Pilgrim Variable Products Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on April 26,
2002 (File Nos. 033-23351, 811-05626).

	f.	Amendment to Participation Agreement by and between ING Variable Products Trust, Golden
American Life Insurance Company, ING Investments, LLC and ING Funds Distributor, Inc.,
incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

	g.	Participation Agreement by and between Aetna Variable Portfolios, Inc., Golden American Life
Insurance Company and Aeltus Investment Management, Inc., incorporated herein by reference to
Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 2002 (File Nos. 333-70600, 811-05626).

	h.	Participation Agreement by and between Portfolio Partners, Inc., Golden American Life Insurance
Company and Aetna Life Insurance and Annuity Company, incorporated herein by reference to
Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 2002 (File Nos. 333-70600, 811-05626).

i.	Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden American
Life Insurance Company and Aetna Life Insurance and Annuity Company, incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 2002 (File Nos. 333-70600, 811-05626).

j.	Second Amendment to Participation Agreement by and between ING Partners, Inc., Golden
American Life Insurance Company, ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos.
333-33914, 811-05626).

k.	Participation Agreement by and between Fidelity Distributors Corporation, Golden American Life
Insurance Company and Variable Insurance Products Funds, incorporated herein by reference to
Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

l.	Amendment to Participation Agreement by and between Fidelity Distributors Corporation and ING
USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

m.	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING USA Annuity and
Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund V and Fidelity Distributors
Corporation, incorporated by reference to Post-Effective Amendment No. 3 to the Registration
Statement on Form N-4 (File No. 333-117260), as filed on October 23, 2007.

n.	Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin
Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc.,
incorporated herein by reference to Post Effective Amendment No. 17 of a Registration Statement
on Form N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the
Securities and Exchange Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

o.	Participation Agreement among Equitable Life Insurance Company of Iowa, PIMCO Variable
Insurance Trust and PIMCO Funds Distributors LLC, incorporated herein by reference to Post-
Effective Amendment No. 10 to a Registration Statement on Form N-4, for Equitable Life Insurance
Company of Iowa Separate Account A filed with the Securities and Exchange Commission on May
3, 1999 (File Nos. 033-79170, 811-08524).

p.	Amendment to Participation Agreement by and between PIMCO Variable Insurance Trust, Golden
American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

q.	Participation Agreement among Equitable Life Insurance Company of Iowa, The Prudential Series
Fund, Inc., The Prudential Insurance Company of America and Prudential Management Services
LLC, incorporated herein by reference to Post-Effective Amendment No. 11 to a Registration

Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on April 25, 2000 (File Nos. 033-79170, 811-
08524).

	r.	Amendment to Participation Agreement by and between Golden American Life Insurance Company
The Prudential Series Fund, Inc., The Prudential Insurance Company of America and Prudential
Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4, for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos.
333-28679, 811-05626).

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney, Incorporated herein by reference to Post-Effective Amendment No. 5 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account EQ filed with the Securities and Exchange Commission on April 19, 2007 (File Nos. 333-
111686, 811-08524)

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR
Name	Principal Business Address	Position(s) with Depositor
Harry N. Stout*	1475 Dunwoody Drive	President
West Chester, PA 19380
J. Randolph Dobo	1290 Broadway 15th Floor	President, ING Institutional Markets
Denver, CO 80203
Robert W. Crispin*	230 Park Avenue, 13th Floor	Director
New York, NY 10169
David A. Wheat*	5780 Powers Ferry Road	Chief Financial Officer, Director and
	Atlanta, GA 30327-4390	Executive Vice President
Kathleen A. Murphy*	One Orange Way	Director
Windsor, CT 06095-4774
Thomas J. McInerney*	One Orange Way	Director and Chairman
Windsor, CT 06095-4774
Catherine H. Smith*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Valerie G. Brown	5870 Powers Ferry Road	Executive Vice President
Atlanta, GA 30327-4390
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390
Daniel Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolic, MN 55401
Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380
Michel G. Perreault	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Linda E. Senker	1475 Dunwoody Drive	Vice President and Chief Compliance
	West Chester, PA 19380	Officer
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Power of Attorney. ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

ING GROEP U.S. FINANCIAL SERVICES

ING GROEP N.V. (The Netherlands)
No FEIN-Non-Insurer

ING VERZEKERINGEN N.V. (The Netherlands)
No FEIN Non-Insurer

ING INSURANCE INTERNATIONAL B.V. (The Netherlands)
No FEIN Non-Insurer EIN# 98-0159264

ING AMERICA INSURANCE HOLDINGS, INC.		Nederlandse Reassurantie	7

(Delaware) Non-Insurer 52-1222820		Groep N.V. (The Netherlands)
No FEIN Non-Insurer

	ING North America Insurance Corporation	NRG America Holding Company
	Non-Insurer (Delaware) 52-1317217	(Delaware) 23-2074221 Non-Insurer

	ING Payroll Management, Inc.	Philadelphia Reinsurance Corporation
	Non-Insurer (Delaware) 52-2197204	(Pennsylvania) 23-1620930 (Insurer)
NAIC# 12319

	ING Risk Management (Bermuda) Limited Non-Insurer	NRG America Management Corporation
	Non-US Taxpayer - No FEIN Assigned	(Pennsylvania) 23-1667532 Non-Insurer

Lion II Custom Investments LLC (Delaware)
Non-Insurer 52-1222820

Lion Connecticut Holdings Inc.
(Connecticut) Non-Insurer 02-0488491

Arrowhead, Ltd. (Non-Insurer)
(Bermuda)

ING Brokers Network, LLC (Delaware)
Non-Insurer 52-2215129

ING Insurance Agency, Inc.
(California) Non-Insurer 84-1490645

11/01/07		ING Insurance Agency, Inc. of
Massachusetts Non-Insurer 04-3514565

ING Insurance Agency, Inc. of Texas
Non-Insurer 74-2946531

Page 1	Multi-Financial Group, LLC
Non - Insurer 58-1827264 (Georgia)

		IFG Insurance Agency of Oklahoma, Inc.	1
Non-Insurer (Oklahoma) 73-1514662

		IFG Insurance Services of Texas, Inc.	1
Non-Insurer (Texas) 75-2473468

Multi-Financial Securities Corporation
(Colorado) Non-Insurer 84-0858799

MFSC Insurance Services, Inc.
Non-Insurer (California) 94-3145434

MFSC Insurance Agency of Nevada,
Inc. (Nevada) Non-Insurer 84-1482296

IB Holdings LLC Non-Insurer
(Virginia) 41-1983894

The New Providence Ins. Co. LTD
(Cayman Islands) Non-Insurer 98-0161114

ING Capital Corporation, LLC
(Delaware) Non-Insurer 86-1020892

ING Funds Services, LLC
(Delaware) Non-Insurer 86-1020893

ING Funds Distributor, LLC
(Delaware) Non-Insurer 03-0485744

	ING Pilgrim Funding, Inc.
	(Delaware) Non-Insurer 06-1501895

	ING Investments, LLC
	(Arizona) Non-Insurer 03-0402099

	ING Financial Partners, Inc.
	(Minnesota) Non-Insurer 41-0945505

ING International Insurance Holdings, Inc.
Non-Insurer (Connecticut) 06-1028458

	ALICA Holdings, Inc. Non-Insurer	3
20-5299942 (Connecticut)

	ILICA Inc.	4
	06-1067464 (Connecticut) Insurer

11/01/07	ING Life Insurance Company Limited
	(Republic of China) Insurer

	ING International Nominee Holdings, Inc.
	06-0952776 (Connecticut) Non-Insurer

Page 2	AII 1, LLC
	Non-Insurer (Connecticut) No tax id

	AII 2 LLC
	Non-Insurer (Connecticut) No tax id

	AII 3 LLC
	Non-Insurer (Connecticut) No tax id

	AII 4 LLC
	Non-Insurer (Connecticut) No tax id

	ING Investment Management LLC (Delaware)
	Non-Insurer 58-2361003

	ING Investment Management Co.
	(Connecticut) Non-Insurer 06-0888148

	ING Investment Management
	(Bermuda) Holdings Limited Non-Insurer

	ING Investment Trust Co.
	Non-Insurer (Connecticut) 06-1440627

	ING Investment Management Alternative Assets LLC
	Non Insurer (Delaware) 13-4038444

	ING Alternative Asset Management LLC
	Non -Insurer (Delaware) 13-3863170

	Furman Selz Investments LLC
	Non-Insurer (Delaware) 13-3863171

	Furman Selz (SBIC) Investments LLC
	Non-Insurer (Delaware) 13-3863604

	Furman Selz Investment II LLC		5
	Non-Insurer (Delaware) 13-3929304

	Furman Selz Investments III LLC		6
	Non-Insurer (Delaware) 13-4127836

	Furman Selz Management (BVI) Limited
	Non-Insurer (British Virgin Islands)

	ING Equity Holdings Inc.
	Non-Insurer 13-3778184

	ING Ghent Asset Management LLC
	Non-Insurer 13-4003969

	ING Investment Management Services LLC
	Non-Insurer 13-3856628

11/01/07	ING Multi-Strategies (LUX) S.A.
	Non-Insurer (Luxembourg)

	ING Pomona Holdings LLC
	Non-Insurer 13-4152011

Page 3	Pomona G. P. Holdings LLC
	Non-Insurer (Delaware) 13-4150600

	Pomona Management LLC
	Non-Insurer (Delaware) 13-4197000

ING Life Insurance and Annuity Company
	(Connecticut) Insurer 71-0294708 NAIC 86509

	Directed Services LLC
	(Delaware) Non-Insurer 14-1984144

	ING Financial Advisers, LLC
	(Delaware) Non-Insurer 06-1375177

	ING National Trust Non-Insurer
	41-1966125

	ING Re Underwriters, Inc.
	(Tennessee) Non-Insurer 62-1505070

	ING Retail Holding Company, Inc.
	(Connecticut) Non-Insurer 06-1527984

	ING Insurance Services Holding Company, Inc.
	(Connecticut) Non-Insurer 06-1475329

	ING Insurance Services, Inc.
	(Connecticut) Non-Insurer 06-1465377

	ING Insurance Services of Alabama, Inc.
	(Alabama) Non-Insurer 72-1374488

	Aetna Insurance Agency of Texas, Inc.		1
	(Texas) Non-Insurer 74-2817537

	ING Insurance Services of Massachusetts, Inc.
	(Massachusetts) Non-Insurer 04-3370454

	FNI International, Inc.
	(California) Non-Insurer 33-0048439

	Financial Network Investment Corporation
	Honolulu, Inc. (Hawaii) Non-Insurer 52-2195734

	FN Insurance Services, Inc.
	(California) Non-Insurer 33-0232417

	FN Insurance Services HI, Inc.
	(Hawaii) Non-Insurer 91-2041262

	FN Insurance Agency of New Jersey, Inc.
	(New Jersey) Non-Insurer 22-3693416

	FN Insurance Services of Nevada, Inc.
	(Nevada) Non-Insurer 88-0319907

	FN Insurance Agency of Kansas, Inc.
	(Kansas) Non-Insurer 43-1878293

11/01/07	Financial Network Investment Corporation
	Non-Insurer (California) 95-3845382

	Financial Network Investment Corporation
	of Hawaii (Hawaii) Non-Insurer 99-0298275

Page 4	Financial Network Investment Corporation
	of Hilo (Hawaii) Non-Insurer 99-0335018

	Financial Network Investment Corporation
	of Kauai (Hawaii) Non-Insurer 99-0335020

	Financial Network Investment Corporation
	of Puerto Rico (Puerto Rico) Non-Insurer 52-2173808

	ING Services Holding Company, Inc.
	(Connecticut) Non-Insurer 06-1527982

Systematized Benefits Administrators, Inc.
	(Connecticut) Non-Insurer 06-0889923

ING USA Annuity and Life Insurance Company (Iowa)
	Insurer NAIC #80942 41-0991508

	Draft Funding II LLC
	(Delaware) Non-Insurer

	PFP Holdings, L.P. (Georgia)	2
	Non-Insurer 58-1665825

	Powers Ferry Properties Investments, Inc.
	(Delaware) Non-Insurer

	PrimeVest Financial Services, Inc.
	(Minnesota) Non-Insurer 41-1483314

	Bancnorth Investment Group, Inc.
	(Minnesota) Non-Insurer 41-1735462

	Branson Insurance Agency, Inc.
	(Massachusetts) Non-Insurer 04-3116141

	Compulife, Inc. Non-Insurer
	(Virginia) 54-1252522

		Compulife Agency, Inc.
		Non-Insurer (Ohio) 34-1689987

	Compulife Insurance Agency of Massachusetts,
	Inc. (Massachusetts) 54-2004346 Non-Insurer

	Compulife Investor Services, Inc.
	Non-Insurer (Virginia) 54-1439322

11/01/07	Guaranty Brokerage Services, Inc.
	(California) Non-Insurer 68-0165121

	PrimeVest Insurance Agency of Alabama, Inc.
	(Alabama) Non-Insurer 41-1786871

Page 5	Primevest Insurance Agency of Nevada, Inc.
	(Nevada) Non-Insurer 61-1426263

	PrimeVest Insurance Agency of New Mexico, Inc.
	(New Mexico) Non-Insurer 85-0422391

	PrimeVest Insurance Agency of Ohio, Inc.
	(Ohio) Non-Insurer 31-1388789

	PrimeVest Insurance Agency of Oklahoma, Inc.	1
	(Oklahoma) Non-Insurer 73-1455177

	PrimeVest Insurance Agency of Texas, Inc.	1
	(Texas) Non-Insurer 74-2703790

	PrimeVest Insurance Agency of Wyoming, Inc.
	(Wyoming) Non-Insurer 41-1996927

	ReliaStar Investment Research, Inc.
	(Minnesota) Non-Insurer 41-1412933

	ReliaStar Life Insurance Company Insurer
	(Minnesota) 41-0451140 NAIC 67105

	ING Re (UK) Limited
	(United Kingdom) Insurer

	NWNL Benefits, LLC Non-Insurer
	(Minnesota) 41-2022146

	ReliaStar Life Insurance Company of New York
	(New York) Insurer 53-0242530 NAIC 61360

	Whisperingwind I, LLC
	(South Carolina) Insurer 14-1981620

	Whisperingwind II, LLC
	(South Carolina) Insurer 32-0185577

	ReliaStar Payroll Agent, Inc. Non-Insurer
	(Minnesota) 41-1887594

	Successful Money Management Seminars, Inc.
	(Oregon) Non-Insurer 93-0791146

	Security Life Assignment Corp. (Colorado)
	84-1437826 Non-Insurer

	Security Life of Denver Insurance Company (Colorado)
	Insurer 84-0499703 NAIC #68713

First Secured Mortgage Deposit Corporation (Colorado)
	Non-Insurer 84-1086427

	ING America Equities, Inc. (Colorado)
	Non-Insurer 84-1251388

11/01/07	Midwestern United Life Insurance Company (Indiana)
	Insurer NAIC #66109 35-0838945

	Draft Funding LLC
	Non-Insurer (Delaware)

Page 6	Whisperingwind III, LLC
	(South Carolina) Insurer 35-2282787

	Security Life of Denver International Limited
	Insurer 98-0138339 (Bermuda)

	Lion Custom Investments LLC (Delaware)
	98-0138339 Non-Insurer

	UC Mortgage Corp. (Delaware) 72-1329746
	Non-Insurer

1 Company owned by individual pursuant to state law, Shareholder agreement with parent company.
2 ING USA Annuity and Life Insurance Company is a 70% partner in this real estate management partnership. Nationale-Nederlanden Interest II, B.V.
is a 29% partner, and NNUS Realty Corporation is a 1% partner.
3 ALICA Holdings, Inc. is 80% owned by ING International Insurance Holdings, Inc. and 20% owned by ING Insurance International B.V.
4 ING International Insurance Holdings, Inc. owns 100% of the voting shares of ILICA Inc. and ALICA Holdings, Inc. owns 100% of the non-voting shares of ILICA, Inc
5 Furman Selz Investments II LLC owned 94% by ING Investment Management Alternative Assets LLC.
6 Furman Selz Investments III LLC owned 8.5% by ING Investment Management Alternative Assets LLC.

7 At the request of the Pennsylvania Insurance Department, Nederlandse Reassurantie Groep N.V. is being included in the organizational chart of ING
Groep N.V. NRG Group has been in runoff since 1993. It is distinctly separate from ING America Insurance Holdings, Inc. and its active subsidiaries.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of October 31, 2007, there are 807 qualified contract owners and 5,363 non-qualified contract owners.

ITEM 28. INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses
(including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving
ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings,
Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. Directed Services LLC is the
principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ,
ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of
ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name	Principal Business Address		Positions and Offices with Underwriter
James R. McInnis			President
Robert J. Hughes			Director
Shaun P. Mathews	10 State House Square, Hartford,		Director and Executive Vice President
CT 06103
A. Bayard Closser	7337 E Doubletree Ranch Road		Director
Scottsdale, AZ 85258
Kimberly Anderson	7337 E Doubletree Ranch Road,		Senior Vice President
Scottsdale, AZ 85258
Michael J. Roland	7337 E Doubletree Ranch Road,		Senior Vice President and Assistant
	Scottsdale, AZ 85258		Secretary
Laurie M. Tillinghast	10 State House Square, Hartford,		Senior Vice President
CT 06103
Stanley D. Vyner	230 Park Ave 13th Floor, New		Senior Vice President
York, NY 10169
R.E.G. Gelfand			Chief Financial Officer

Beth G. Shanker	1290 Broadway Denver, CO 80203		Broker Dealer Chief Compliance Officer

Joseph M. O’Donnell	7337 E Doubletree Ranch Road,		Investment Advisory Chief Compliance
	Scottsdale, AZ 85258		Officer and Senior Vice President
Julius A. Drelick, III	7337 E Doubletree Ranch Road,		Vice President
Scottsdale, AZ 85258
William A. Evans	One Orange WayWindsor, CT		Vice President
06095-4774
Todd R. Modic	7337 E Doubletree Ranch Road,		Vice President
Scottsdale, AZ 85258
David S. Pendergrass	7337 E Doubletree Ranch Road,		Vice President and Treasurer
Scottsdale, AZ 85258
Joy M. Benner	20 Washington Avenue South,		Secretary
Minneapolis, MN 55401
Diana R. Cavender	20 Washington Avenue South,		Assistant Secretary
Minneapolis, MN 55401
Randall K. Price	20 Washington Avenue South,		Assistant Secretary
Minneapolis, MN 55401
Edwina P.J. Steffer	20 Washington Avenue South,		Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega	20 Washington Avenue South,		Assistant Secretary
Minneapolis, MN 55401
Stephen G. Wastek	7337 E Doubletree Ranch Road,		Assistant Secretary
Scottsdale, AZ 85258
Bruce Kuennen			Attorney-in-Fact

(c)
2006 Net
Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$429,206,095	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 and has caused this Post-Effect Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania, on the 13th day of November, 2007.

SEPARATE ACCOUNT EQ
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:

Harry N. Stout*
President (Principal Executive Officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum
Counsel of Depositor

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on November 13, 2007.

Signatures	Officer Titles
President

Harry N. Stout*	(Principal Executive Officer)
Chief Accounting Officer

Steven T. Pierson*
DIRECTORS
Chief Financial Officer

David A. Wheat*

Robert W. Crispin*

Thomas J. McInerney*

Kathleen A. Murphy*

Catherine H. Smith*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum
Counsel of Depositor

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10